Note 17 - Stock-based Compensation Plans - Summary of Nonvested Share (Details) - $ / shares	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	381,859	367,173	272,144
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 10.19	$ 8.99	$ 7.10
Shareholder-Approved Stock Option Plan [Member]
Stock Options Outstanding (in shares)	409,653	325,218
Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 8.03	$ 6.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	381,859	367,173
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 10.19	$ 8.99
Vested (in shares)	(266,238)	(259,269)
Vested, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 8.19	$ 6.96
Forfeited (in shares)	(23,619)	(23,469)
Forfeited, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 4.87	$ 7.69
Stock Options Outstanding (in shares)	501,655	409,653	325,218
Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 9.52	$ 8.03	$ 6.18